Regulatory Assets, Liabilities, And Balancing Accounts (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 years months	Dec. 31, 2011
Regulatory Assets [Line Items]
Current regulatory assets	$ 564	$ 1,090
Book value of undepreciated conventional electromechanical meters	54
Deferred income taxes regulatory asset recovery minimum (years)	1
Retained generation regulatory assets	62
Deferred income taxes regulatory asset recovery maximum (years)	45
Utility retained generation asset costs	1,200
Weighted average remaining life of Utility retained generation assets (years)	12
Environmental compliance costs regulatory asset recovery (years)	32
Price risk management regulatory assets recovery (years)	10
Expected recovery of regulated assets (years)	4
Recovery of costs related to debt reacquired or redeemed prior to maturity (years)	14
Current regulatory liabilities	337	161
Period of time expected to receive authorized rate adjustments (months)	12
Period of time exceeded for regulatory balancing accounts to be recorded in other noncurrent assets (months)	12
Recovery of energy procurement costs, percentage	100.00%
Greenhouse gas auction proceeds	84
Electric supplier settlement agreement	50
Period Of Time Expected To Refund Regulatory Liabilities To Customers	12
Period Of Time Expected To Incur Public Purpose Program Costs Minimum	12
Energy Recovery Bonds [Member]
Regulatory Assets [Line Items]
Current regulatory liabilities	158
Price Risk Management Derivative Instruments [Member]
Regulatory Assets [Line Items]
Current regulatory assets	$ 230